Stock Option Plan - Stock Option Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, maximum			38.80%	41.00%
Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	42.70%	38.10%
Expected volatility, minimum			38.10%	39.00%
Risk-free interest rate	2.54%	2.68%
Risk-free interest rate, minimum			2.68%	1.03%
Risk-free interest rate, maximum			2.98%	2.25%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Nonemployee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonemployee dividend yield			0.00%	0.00%
Minimum | Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				1 year
Minimum | Nonemployee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonemployee expected term (in years)			5 years	3 years 9 months
Nonemployee expected volatility			38.00%	39.00%
Nonemployee risk free interest rate			2.71%	2.06%
Maximum | Common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				6 years 3 months
Maximum | Nonemployee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonemployee expected term (in years)			6 years 3 months	9 years 9 months
Nonemployee expected volatility			38.80%	56.00%
Nonemployee risk free interest rate			2.90%	2.39%